Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Operations for Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net operation revenues:
Revenue	$ (88,827)	$ (81,405)	$ (97,314)
Exploration expenses	800	1,761	1,911
Depreciation, depletion and amortization	13,307	13,965	11,591
Oil And Natural Gas Liquids [member]
Net operation revenues:
Sales to third parties	1,422	1,480	3,760
Intersegment	40,762	32,195	31,920
Revenue	42,184	33,675	35,680
Production costs	(18,128)	(14,386)	(17,768)
Exploration expenses	(800)	(1,761)	(1,911)
Depreciation, depletion and amortization	(9,820)	(10,477)	(7,950)
Impairment of oil and gas properties	43	(3,272)	(9,830)
Other operating expenses	(2,982)	(1,756)	(3,136)
Income before income tax expenses	10,497	2,023	(4,915)
Income tax expenses	(3,571)	(777)	1,398
Results of operations (excluding corporate overhead and interest costs)	6,926	1,246	(3,517)
Oil And Natural Gas Liquids [member] | Equity method investees [member]
Net operation revenues:
Sales to third parties	443	381	561
Intersegment		31	19
Revenue	443	412	580
Production costs	(51)	(56)	(209)
Exploration expenses	1	(4)	(30)
Depreciation, depletion and amortization	(123)	(170)	(187)
Impairment of oil and gas properties			(278)
Other operating expenses	(19)	(28)	(43)
Income before income tax expenses	251	154	(167)
Income tax expenses	(98)	(108)	(84)
Results of operations (excluding corporate overhead and interest costs)	153	46	(251)
Oil And Natural Gas Liquids [member] | Consolidated entities [member]
Net operation revenues:
Sales to third parties	940	787	893
Intersegment		506	969
Revenue	940	1,293	1,862
Production costs	(234)	(447)	(745)
Exploration expenses	(114)	(158)	(329)
Depreciation, depletion and amortization	(354)	(426)	(547)
Impairment of oil and gas properties	(126)	(170)	(665)
Other operating expenses	(411)	(259)	(204)
Income before income tax expenses	(299)	(167)	(628)
Income tax expenses	101	(32)	(60)
Results of operations (excluding corporate overhead and interest costs)	(198)	(199)	(688)
Oil And Natural Gas Liquids [member] | Consolidated entities [member] | Brazil [member]
Net operation revenues:
Sales to third parties	482	693	2,867
Intersegment	40,762	31,689	30,951
Revenue	41,244	32,382	33,818
Production costs	(17,894)	(13,939)	(17,023)
Exploration expenses	(686)	(1,603)	(1,582)
Depreciation, depletion and amortization	(9,466)	(10,051)	(7,403)
Impairment of oil and gas properties	169	(3,102)	(9,165)
Other operating expenses	(2,571)	(1,497)	(2,932)
Income before income tax expenses	10,796	2,190	(4,287)
Income tax expenses	(3,672)	(745)	1,458
Results of operations (excluding corporate overhead and interest costs)	7,124	1,445	(2,829)
Oil And Natural Gas Liquids [member] | Consolidated entities [member] | South America [member]
Net operation revenues:
Sales to third parties	215	224	303
Intersegment		506	969
Revenue	215	730	1,272
Production costs	(71)	(315)	(556)
Exploration expenses	(37)	(35)	(18)
Depreciation, depletion and amortization	(44)	(99)	(301)
Impairment of oil and gas properties	(13)	(126)	(207)
Other operating expenses	(12)	(97)	47
Income before income tax expenses	38	58	237
Income tax expenses	(13)	(44)	(77)
Results of operations (excluding corporate overhead and interest costs)	25	14	160
Oil And Natural Gas Liquids [member] | Consolidated entities [member] | North America [member]
Net operation revenues:
Sales to third parties	725	563	590
Revenue	725	563	590
Production costs	(163)	(132)	(189)
Exploration expenses	(77)	(122)	(311)
Depreciation, depletion and amortization	(302)	(327)	(246)
Impairment of oil and gas properties	(113)	(44)	(458)
Other operating expenses	(125)	(184)	(91)
Income before income tax expenses	(55)	(246)	(705)
Income tax expenses	18		1
Results of operations (excluding corporate overhead and interest costs)	(37)	(246)	(704)
Oil And Natural Gas Liquids [member] | Consolidated entities [member] | Others [member]
Net operation revenues:
Exploration expenses		(1)
Depreciation, depletion and amortization	(8)
Other operating expenses	(274)	22	(160)
Income before income tax expenses	(282)	21	(160)
Income tax expenses	96	12	16
Results of operations (excluding corporate overhead and interest costs)	$ (186)	$ 33	$ (144)